Financial instruments - Long-term Energy Derivative Contracts (Detail) - Cash flow hedge	Dec. 31, 2020 MWh $ / MWh $ / MWh
PJM Western HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	642,280
Receive average prices (per MW-hr) | $ / MWh	34.02
NI HUB, Expiry December 2031
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	2,479,234
Receive average prices (per MW-hr) | $ / MWh	23.50
NI HUB, Expiry December 2027
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	2,953,751
Receive average prices (per MW-hr) | $ / MWh	24.76
ERCOT North HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	2,330,995
Receive average prices (per MW-hr) | $ / MWh	36.46